Restructuring and Tangible Asset Impairment Charges	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012
Restructuring and Tangible Asset Impairment Charges
10.	RESTRUCTURING AND TANGIBLE ASSET IMPAIRMENT CHARGES

During 2013, certain Assets Held for Sale were adjusted to equal their estimated fair value less costs to sell resulting in tangible asset impairment charges of $2 million. During 2013, a reversal of an excess liability for an unused leased facility was substantially offset by minimal severance costs incurred. During 2012, the Company recognized minimal residual severance costs relating to 2011 initiatives.

A summary of the restructuring charges during the 13-weeks ended March 30, 2013 and March 31, 2012 is as follows (in thousands):

	13-Weeks Ended
	March 30,	March 31,
	2013	2012
Severance and related costs	$469	$6
Facility closing costs	(537)	—
Tangible asset impairment charges	1,860	—

Total	$1,792	$6

The following table summarizes the changes in the restructuring liabilities for the 13-weeks ended March 30, 2013 (in thousands):

	Severance	Facility
	and Related	Closing
	Costs	Costs	Total
Balance at December 29, 2012	$74,121	$3,177	$77,298
Current period charges	477	94	571
Change in estimate	(8)	(631)	(639)
Payments and usage — net of accretion	(2,817)	(311)	(3,128)

Balance at March 30, 2013	$71,773	$2,329	$74,102

The $72 million of restructuring liabilities as of March 30, 2013 for severance and related costs include $65 million of multiemployer pension withdrawal liabilities relating to closed facilities, payable in monthly installments through 2031 at interest effectively at 6.5% to 6.7%.

13.	RESTRUCTURING AND TANGIBLE ASSET IMPAIRMENT CHARGES

As part of its ongoing efforts to reduce costs and improve operating efficiencies, starting in 2010, the Company implemented a plan to migrate from a decentralized to a functionalized organization with more processes and technologies standardized and centralized across the company. During all periods presented, the Company has incurred restructuring costs as a result of these activities. Additionally, the Company periodically closes distribution facilities due to the construction of new facilities or the consolidation of facilities.

2012 Activities — During 2012, the Company recognized restructuring and tangible asset impairment charges of $9 million. Also, the Company announced the closing of four facilities, including three distribution facilities and one administrative support facility. The closed facilities ceased operations in 2012 and were consolidated into other Company facilities. The closing of the four facilities resulted in $5 million of tangible asset impairment charges and minimal severance and related costs. During 2012, the Company recognized $3 million of net severance and related costs for initiatives to optimize and transform our business processes and systems. Also, certain Assets Held for Sale were adjusted to equal their estimated fair value less costs to sell, resulting in tangible asset impairment charges of $3 million. Additionally, the Company reversed $2 million of liabilities for unused leased facilities.

2011 Activities — During 2011, the Company announced the closing of four distribution facilities and recognized restructuring and tangible asset impairment charges of $72 million. Three of the facilities ceased operations in 2011 and the other facility closed in 2012. One facility was closed due to construction of a new facility and the operations of the remaining three closed facilities were consolidated into other Company facilities. The closing of the four distribution facilities resulted in $45 million of severance and related costs, inclusive of a $40 million multiemployer pension withdrawal charge, and $7 million of tangible asset impairment charges. The Company also recognized $17 million of severance and related costs primarily for the reorganization and centralization of various functional areas of the Company including finance, human resources, replenishment and category management and $1 million of facility closing costs. Additionally, certain other Assets Held for Sale were adjusted to equal their estimated fair value less costs to sell, resulting in tangible asset impairment charges of $2 million.

2010 Activities — During 2010, the Company completed two facility closings announced in late 2009 and recognized restructuring and tangible asset impairment charges of $11 million. The closing date of one facility was deferred until later in 2010 resulting in $6 million of additional severance and related costs before it closed in 2010. The Company recognized $2 million of severance and related costs for reorganization and centralization of certain functional areas of the Company and $2 million related to additional reductions of administrative personnel. Also, certain Assets Held for Sale were also adjusted to equal their estimated fair value less costs to sell, resulting in tangible asset impairment charges of $2 million. Additionally, the Company recognized facility closing costs of $1 million and reversed $2 million of liabilities for unused leased facilities.

Changes in the restructuring liabilities as of December 29, 2012, December 31, 2011, and January 1, 2011, are as follows (in thousands):

	Severance	Facility
	and Related	Closing
	Costs	Costs	Total
Balance at January 2, 2010	$44,127	$11,872	$55,999
Current period charges	10,181	986	11,167
Change in estimate	(670)	(2,157)	(2,827)
Payments and usage — net of accretion	(11,273)	(4,196)	(15,469)

Balance at January 1, 2011	42,365	6,505	48,870
Current period charges	64,302	1,135	65,437
Change in estimate	(2,445)	(360)	(2,805)
Payments and usage — net of accretion	(18,822)	(1,687)	(20,509)

Balance at December 31, 2011	85,400	5,593	90,993
Current period charges	4,703	51	4,754
Change in estimate	(1,575)	(1,786)	(3,361)
Payments and usage — net of accretion	(14,407)	(681)	(15,088)

Balance at December 29, 2012	$74,121	$3,177	$77,298

A summary of the restructuring and tangible asset impairment charges for the fiscal years ended December 29, 2012, December 31, 2011, and January 1, 2011, is as follows (in thousands):

	Year Ended	Year Ended	Year Ended
	December 29, 2012	December 31, 2011	January 1, 2011
Severance and related costs	$3,128	$61,857	$9,511
Facility closing costs	(1,735)	775	(1,171)
Tangible asset impairment charges	7,530	9,260	2,172

Total	$8,923	$71,892	$10,512

The $74 million of restructuring liabilities as of December 29, 2012 for severance and related costs include $67 million of multiemployer pension withdrawal liabilities relating to closed facilities, payable in monthly installments through 2031 at interest effectively at 6.5% to 6.7%.